As filed with the Securities and Exchange Commission on August 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2019

Date of reporting period:  June 30, 2018

Item 1. Schedules of Investments.

Aasgard Dividend Growth Small & Mid-Cap Fund
Schedule of Investments
at June 30, 2018 (Unaudited)

Shares	COMMON STOCKS - 90.87%	Value
	Accommodation - 2.08%
3,620	Vail Resorts, Inc.	$992,568
	Administrative and Support Services - 5.97%
8,230	Broadridge Financial Solutions, Inc.	947,273
14,240	Robert Half International, Inc.	927,024
18,365	Rollins, Inc.	965,632
		2,839,929
	Ambulatory Health Care Services - 3.97%
8,765	Quest Diagnostics, Inc.	963,624
9,625	U.S. Physical Therapy, Inc.	924,000
		1,887,624
	Chemical Manufacturing - 4.07%
19,105	Church & Dwight Co., Inc.	1,015,622
17,135	H.B. Fuller Co.	919,807
		1,935,429
	Clothing and Clothing Accessories Stores - 2.12%
19,521	Nordstrom, Inc.	1,010,797
	Computer and Electronic Product Manufacturing - 12.36%
5,155	Badger Meter, Inc.	230,429
16,565	FLIR Systems, Inc.	860,883
15,520	Garmin Ltd.	946,720
15,005	Maxim Integrated Products, Inc.	880,193
14,480	Plantronics, Inc.	1,104,100
8,865	ResMed, Inc.	918,237
14,470	Xilinx, Inc.	944,312
		5,884,874
	Construction of Buildings - 1.93%
31,905	PulteGroup, Inc.	917,269
	Credit Intermediation and Related Activities - 7.41%
20,540	Bank of the Ozarks	925,122
16,430	Synovus Financial Corp.	867,997
38,500	Umpqua Holdings Corp.	869,715
16,390	Zions Bancorporation	863,589
		3,526,423
	Fabricated Metal Product Manufacturing - 1.81%
10,735	Crane Co.	860,196
	Food Manufacturing - 2.08%
8,545	McCormick & Co., Inc.	991,989
	Food Services and Drinking Places - 1.88%
5,715	Cracker Barrel Old Country Store, Inc.	892,740
	Furniture and Home Furnishings Stores - 2.29%
17,785	Williams-Sonoma, Inc.	1,091,643
	Insurance Carriers and Related Activities - 5.64%
8,175	American Financial Group, Inc.	877,423
6,680	Reinsurance Group of America, Inc.	891,646
10,709	Safety Insurance Group, Inc.	914,549
		2,683,618
	Machinery Manufacturing - 1.91%
17,365	ITT, Inc.	907,669
	Merchant Wholesalers, Durable Goods - 1.97%
4,325	Huntington Ingalls Industries, Inc.	937,617
	Miscellaneous Manufacturing - 3.85%
10,445	Hill-Rom Holdings, Inc.	912,266
8,760	STERIS plc	919,888
		1,832,154
	Nursing and Residential Care Facilities - 2.00%
13,495	National HealthCare Corp.	949,778
	Paper Manufacturing - 1.86%
16,875	Sonoco Products Co.	885,937
	Petroleum and Coal Products Manufacturing - 2.28%
15,845	HollyFrontier Corp.	1,084,273

	Pipeline Transportation - 4.13%
21,880	New Jersey Resources Corp.	979,130
19,946	Targa Resources Corp.	987,127
		1,966,257
	Primary Metal Manufacturing - 1.95%
10,585	Reliance Steel & Aluminum Co.	926,611
	Professional, Scientific, and Technical Services - 3.86%
7,390	Jack Henry & Associates, Inc.	963,360
14,795	Leidos Holdings, Inc.	872,905
		1,836,265
	Rental and Leasing Services - 1.99%
13,173	Ryder System, Inc.	946,612
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.65%
17,100	Eaton Vance Corp.	892,449
9,438	Raymond James Financial, Inc.	843,285
		1,735,734
	Support Activities for Transportation - 1.91%
12,435	Expeditors International of Washington, Inc.	908,998
	Transportation Equipment Manufacturing - 2.02%
7,885	Polaris Industries, Inc.	963,389
	Truck Transportation - 1.88%
7,375	J.B. Hunt Transport Services, Inc.	896,431
	Utilities - 2.00%
12,290	ALLETE, Inc.	951,369

	TOTAL COMMON STOCKS (Cost $36,532,206)	43,244,193

	REITS - 7.91%
14,465	EPR Properties	937,188
9,215	Extra Space Storage, Inc.	919,749
68,156	Medical Properties Trust, Inc.	956,910
14,355	WP Carey, Inc.	952,454
	TOTAL REITS (Cost $3,414,036)	3,766,301

Shares	MONEY MARKET FUND - 1.12%	Value
532,889	Fidelity Institutional Government Portfolio - Class I, 1.77% (a)	532,889
	TOTAL MONEY MARKET FUND (Cost $532,889)	532,889

	TOTAL INVESTMENTS IN SECURITIES (Cost $40,479,131) - 99.90%	47,543,383
	Other Assets in Excess of Liabilities - 0.10%	48,186
	NET ASSETS - 100.00%	$47,591,569

REIT -	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of June 30, 2018.

Aasgard Dividend Growth Small & Mid-Cap Fund
Notes to Schedule of Investments
June 30, 2018 (Unaudited)

Note 1 – Securities Valuation

       The Aasgard Dividend Growth Small & Mid-Cap Fund's (the "Fund") investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, real estate investment trusts, and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,885,308	$-	$-	$1,885,308
Administrative Support and Waste Management	2,839,929	-	-	2,839,929
Construction	917,269	-	-	917,269
Finance and Insurance	7,945,774	-	-	7,945,774
Health Care and Social Assistance	2,837,402	-	-	2,837,402
Manufacturing	16,272,520	-	-	16,272,520
Professional, Scientific, and Technical Services	1,836,265	-	-	1,836,265
Real Estate and Rental and Leasing	946,612	-	-	946,612
Retail Trade	2,102,441	-	-	2,102,441
Transportation and Warehousing	3,771,687	-	-	3,771,687
Utilities	951,369	-	-	951,369
Wholesale Trade	937,617	-	-	937,617
Total Common Stocks	43,244,193	-	-	43,244,193
REITs	3,766,301	-	-	3,766,301
Money Market Fund	532,889	-	-	532,889
Total Investments in Securities	$47,543,383	$-	$-	$47,543,383

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2018, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                                   August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                                  August 24, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                  August 24, 2018

* Print the name and title of each signing officer under his or her signature.